Expense Example, No Redemption (INVESCO TAX-EXEMPT SECURITIES FUND, USD $)	12 Months Ended
May 02, 2011
CLASS A
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 556
3 Years	727
5 Years	914
10 Years	1,452
CLASS B
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	120
3 Years	375
5 Years	649
10 Years	1,334
CLASS C
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	130
3 Years	406
5 Years	702
10 Years	1,545
CLASS Y
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 725